Provision for credit losses (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Provision for credit losses
Provision for loan losses	141	(93)	315
Provision for lending-related and other exposures	46	14	191
Provision for credit losses	187	(79)	506